Eaton Vance
Missouri Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Education — 6.7%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$ 1,123,640
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,029,050
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.67%, 3/1/40(1)	500	500,000
University of Missouri:
5.00%, 11/1/25	1,000	1,069,240
5.00%, 11/1/30	1,000	1,201,820
		$ 4,923,750
Electric Utilities — 2.9%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$ 1,039,420
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,069,350
		$ 2,108,770
General Obligations — 31.9%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$ 842,377
Center School District No. 58, MO, 4.00%, 3/1/38	1,000	1,044,670
Excelsior Springs School District No. 40, MO, 5.00%, 3/1/39	820	951,126
Fenton Fire Protection District, MO:
4.00%, 3/1/37	400	415,800
4.00%, 3/1/38	500	516,955
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,083,950
Francis Howell R-III School District, MO, 4.00%, 3/1/30	1,500	1,613,580
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	957,005
Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,122,850
Independence School District, MO, 5.50%, 3/1/34	1,000	1,133,760
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/39(2)	1,850	1,992,709
Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/37	1,500	1,581,765
Jefferson City School District, MO:
5.00%, 3/1/36	1,000	1,090,990
5.00%, 3/1/38	500	552,000
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,118,170
Kansas City, MO:
3.125%, 2/1/39	1,000	965,430
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kansas City, MO: (continued)
5.00%, 2/1/32	$450	$ 508,613
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,051,480
Puerto Rico, 5.625%, 7/1/29	500	553,255
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,132,860
Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,025,720
University City School District, MO:
0.00%, 2/15/32	1,000	742,030
0.00%, 2/15/33	1,000	715,560
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	709,447
		$23,422,102
Hospital — 20.1%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,047,960
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	1,003,610
4.15%, 1/1/32	1,000	1,011,200
5.00%, 1/1/30	1,000	1,045,590
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/42	1,000	987,980
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,276,000
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,002,810
Missouri Health and Educational Facilities Authority, (Lake Regional Health System):
4.00%, 2/15/35	390	390,702
4.00%, 2/15/36	580	580,255
4.00%, 2/15/51	1,000	948,560
5.00%, 2/15/27	225	245,279
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 6/1/53	1,500	1,502,355
5.00%, 11/15/47	1,000	1,061,400
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System):
4.00%, 11/15/33	1,480	1,508,446
4.00%, 11/15/42	500	503,470
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	600	657,744
		$14,773,361

Eaton Vance
Missouri Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 3.7%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$835	$ 735,476
3.00%, 11/1/39	675	637,322
3.00%, 11/1/44	820	799,566
3.75%, 11/1/43	570	572,314
		$ 2,744,678
Industrial Development Revenue — 2.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$ 1,760,882
		$ 1,760,882
Insured - Education — 0.3%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$ 88,517
(AGM), 4.00%, 10/1/38	70	72,597
(AGM), 4.00%, 10/1/39	55	56,769
		$ 217,883
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 988,257
(NPFG), 5.25%, 7/1/34	215	224,133
		$ 1,212,390
Insured - General Obligations — 1.8%
Fort Zumwalt School District, MO, (BAM), 5.00%, 3/1/29	$800	$ 913,504
Wright City R-II School District, MO:
(AGM), 6.00%, 3/1/28(2)	180	213,147
(AGM), 6.00%, 3/1/29(2)	150	180,617
		$ 1,307,268
Insured - Lease Revenue/Certificates of Participation — 6.4%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 1,986,960
(AMBAC), 0.00%, 4/15/30	2,105	1,691,031
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	521,820
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	300	318,858
(BAM), 4.00%, 3/15/35	200	212,254
		$ 4,730,923
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 3.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,725,206
		$ 2,725,206
Insured - Transportation — 2.2%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$395	$ 424,467
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,171,540
		$ 1,596,007
Lease Revenue/Certificates of Participation — 2.2%
St. Charles, MO, Certificates of Participation, 4.00%, 2/1/34	$500	$ 538,155
Washington, MO, Certificates of Participation, 5.00%, 3/1/28	940	1,058,760
		$ 1,596,915
Other Revenue — 1.6%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.67%, 12/1/37(1)	$1,200	$ 1,200,000
		$ 1,200,000
Senior Living/Life Care — 5.8%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
4.00%, 8/1/31	$305	$ 314,199
5.00%, 8/1/40	500	515,685
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/42	1,000	948,930
5.00%, 2/1/31	200	208,334
5.00%, 2/1/35	1,000	1,034,400
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	495,750
5.00%, 9/1/38	250	246,967
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	511,085
		$ 4,275,350
Special Tax Revenue — 0.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 330,465

Eaton Vance
Missouri Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	$25	$ 21,346
		$ 351,811
Transportation — 2.7%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 4.00%, 3/1/45	$2,000	$ 1,986,660
		$ 1,986,660
Water and Sewer — 1.9%
Kansas City, MO, Water Revenue:
4.00%, 12/1/40	$500	$ 517,845
4.00%, 12/1/41	550	567,149
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36	250	276,932
		$ 1,361,926
Total Tax-Exempt Municipal Obligations (identified cost $72,575,884)		$72,295,882
Total Investments — 98.4% (identified cost $72,575,884)		$72,295,882
Other Assets, Less Liabilities — 1.6%		$ 1,194,671
Net Assets — 100.0%		$73,490,553
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2022.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $330,465 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 16.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Missouri Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$72,295,882	$ —	$72,295,882
Total Investments	$ —	$72,295,882	$ —	$72,295,882
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
4